UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Investments Ultrashort Fund

(formerly, Delaware Cash Reserve® Fund)

September 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Investments Ultrashort Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2016 to Sept. 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	4/1/16	9/30/16	Expense Ratio	4/1/16 to 9/30/16*
Actual Fund return†
Class A	$1,000.00	$1,005.20	0.40%	$2.01
Class C	1,000.00	1,005.20	0.40%	2.01
Class L	1,000.00	1,005.20	0.40%	2.01
Institutional Class	1,000.00	1,005.20	0.40%	2.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,023.06	0.40%	$2.03
Class C	1,000.00	1,023.06	0.40%	2.03
Class L	1,000.00	1,023.06	0.40%	2.03
Institutional Class	1,000.00	1,023.06	0.40%	2.03

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Investments Ultrashort Fund	As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Certificates of Deposit	14.29%
Commercial Paper	17.66%
Banks	6.63%
Chemicals	2.19%
Colleges & Universities	7.19%
Consumer Discretionary	1.65%
Corporate Bonds	32.16%
Banks	15.62%
Capital Goods	1.38%
Chemicals	1.37%
Communications	3.83%
Consumer Cyclical	3.61%
Consumer Non-Cyclical	1.39%
Healthcare	2.20%
Insurance	2.76%
Non-Agency Asset-Backed Securities	34.23%
Sovereign Bond	1.65%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	September 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Certificates of Deposit – 14.29%

Australia & New Zealand Group New York
0.85% 12/19/16	1,500,000	$1,500,107
Bank of Montreal Chicago
0.86% 12/7/16	1,500,000	1,500,439
0.99% 10/17/16	1,500,000	1,500,370
Credit Suisse New York
1.28% 1/9/17	2,000,000	2,002,130
DZ Bank New York
0.92% 11/28/16	2,000,000	2,000,358
Royal Bank of Canada
0.923% 10/14/16 ●	3,500,000	3,500,675
Svenska Handelsbanken New York
0.84% 12/14/16	1,000,000	1,000,249

Total Certificates of Deposit (cost $13,000,000)		13,004,328

Commercial Paper – 17.66%

Banks – 6.63%
Abbey National Treasury Services 0.304% 10/3/16 ≠	3,040,000	3,039,949
Westpac Banking 0.973% 10/3/16 ≠	3,000,000	2,999,910

		6,039,859

Chemicals – 2.19%
BASF 144A 0.76% 12/5/16 ≠≥	2,000,000	1,997,906

		1,997,906

Colleges & Universities – 7.19%
Cornell University
0.50% 10/20/16 ≠	1,000,000	999,750
0.50% 11/10/16 ≠	1,000,000	999,460
Dartmouth College 0.60% 12/7/16 ≠	1,300,000	1,298,505
Duke University
0.50% 11/9/16 ≠	500,000	499,751
0.63% 12/7/16 ≠	1,500,000	1,498,442
University of Chicago 0.65% 11/7/16 ≠	1,250,000	1,249,200

		6,545,108

Consumer Discretionary – 1.65%
Toyota Motor Credit 0.79% 12/5/16 ≠	1,500,000	1,498,309

		1,498,309

Total Commercial Paper (cost $16,079,697)		16,081,182

	Principal amount°	Value (U.S. $)

Corporate Bonds – 32.16%

Banks – 15.62%
Bank of America 6.10% 6/15/17	1,500,000	$1,548,672
Branch Banking & Trust 1.45% 5/10/19	1,000,000	1,001,240
Capital One 1.85% 9/13/19	1,250,000	1,250,855
Fifth Third Bank 2.30% 3/15/19	1,000,000	1,018,078
JPMorgan Chase Bank 1.65% 9/23/19	1,250,000	1,254,470
Morgan Stanley 6.25% 8/28/17	1,500,000	1,562,685
PNC Bank 1.95% 3/4/19	1,500,000	1,519,661
U.S. Bank 1.45% 1/29/18	1,500,000	1,504,442
Wachovia 5.75% 6/15/17	2,000,000	2,059,176
Wells Fargo Bank 1.383% 9/7/17 ●	1,500,000	1,504,694

		14,223,973

Capital Goods – 1.38%
Fortive 144A 1.80% 6/15/19 #	1,250,000	1,254,257

		1,254,257

Chemicals – 1.37%
Air Liquide Finance 144A 1.375% 9/27/19 #	1,250,000	1,251,776

		1,251,776

Communications – 3.83%
Deutsche Telekom International Finance 144A
1.50% 9/19/19 #	1,500,000	1,498,125
Verizon Communications 1.375% 8/15/19	2,000,000	1,991,748

		3,489,873

Consumer Cyclical – 3.61%
Ford Motor Credit 8.00% 12/15/16	2,000,000	2,028,416
Walgreens Boots Alliance 1.75% 5/30/18	1,250,000	1,257,356

		3,285,772

Consumer Non-Cyclical – 1.39%
Anheuser-Busch Inbev Finance 1.90% 2/1/19	1,250,000	1,262,783

		1,262,783

Healthcare – 2.20%
Shire Acquisitions Investments Ireland DAC
1.90% 9/23/19	2,000,000	2,000,408

		2,000,408

Insurance – 2.76%
Aetna 1.90% 6/7/19	1,250,000	1,262,290
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,248,935

		2,511,225

Total Corporate Bonds (cost $29,170,338)		29,280,067

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities – 34.23%

Ally Master Owner Trust
Series 2014-1 A1 0.994% 1/15/19 ●	1,000,000	$1,000,983
American Express Credit Account Master Trust
Series 2012-1 A 0.794% 1/15/20 ●	1,130,000	1,131,233
Series 2013-2 A 0.944% 5/17/21 ●	510,000	511,596
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.764% 5/15/20 ●	2,000,000	2,001,564
Bank of America Credit Card Trust
Series 2014-A2 A 0.794% 9/16/19 ●	730,000	730,584
Series 2014-A3 A 0.814% 1/15/20 ●	1,000,000	1,001,107
Series 2015-A1 A 0.854% 6/15/20 ●	1,160,000	1,162,084
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 1.024% 7/15/20 #●	1,000,000	1,001,260
BMW Vehicle Lease Trust
Series 2016-1 A2B 1.032% 1/22/18 ●	1,000,000	1,001,535
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.604% 12/16/19 ●	1,000,000	1,000,115
Series 2007-A5 A5 0.564% 7/15/20 ●	1,000,000	999,105
Series 2013-A3 A3 0.96% 9/16/19	1,000,000	1,000,086
Series 2016-A2 A2 1.154% 2/15/24 ●	2,000,000	2,011,662
Chase Issuance Trust
Series 2012-A10 A10 0.784% 12/16/19 ●	1,000,000	1,001,446
Series 2013-A7 A 0.954% 9/15/20 ●	1,000,000	1,004,360
Series 2014-A5 A5 0.894% 4/15/21 ●	1,010,000	1,012,908
Series 2015-A6 A6 0.774% 5/15/19 ●	750,000	750,755
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.805% 5/26/20 ●	1,000,000	1,001,604
Series 2013-A12 A12 1.018% 11/7/18 ●	1,000,000	1,000,190
Discover Card Execution Note Trust
Series 2013-A1 A1 0.824% 8/17/20 ●	1,400,000	1,402,958
Series 2014-A2 A2 1.017% 8/15/19 ●	1,385,000	1,385,723
Series 2015-A1 A1 0.874% 8/17/20 ●	1,860,000	1,865,179
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 1.094% 1/15/22 ●	1,000,000	1,002,008
Hyundai Auto Lease Securitization Trust
Series 2016-A A2B 144A 1.074% 7/16/18 #●	1,000,000	1,002,638
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.844% 4/15/19 #●	2,000,000	2,001,393
Nissan Auto Receivables Owner Trust
Series 2016-A A2B 0.874% 2/15/19 ●	1,000,000	1,000,905
Nissan Master Owner Trust Receivables
Series 2015-A A1 0.924% 1/15/20 ●	1,175,000	1,175,821

Total Non-Agency Asset-Backed Securities (cost $31,091,929)		31,160,802

	Principal amount°	Value (U.S. $)

Sovereign Bond – 1.65%Δ

Austria – 1.65%
Oesterreichische Kontrollbank 0.987% 8/10/17 ●	1,500,000	$1,501,219

Total Sovereign Bond (cost $1,500,000)		1,501,219

Total Value of Securities – 99.99% (cost $90,841,964)		$91,027,598

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $9,258,384, which represents 10.17% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At Sept. 30, 2016, the aggregate value of these securities was $1,997,906, which represented 2.19% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars.

Δ	Securities have been classified by country of origin.

●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.

Statement of assets and liabilities
Delaware Investments Ultrashort Fund	September 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$91,027,598
Cash	39,990
Interest receivable	232,433
Receivable for fund shares sold	19,162
Receivable from investment manager	14,628
Prepaid expenses	8,016

Total assets	91,341,827

Liabilities:
Payable for fund shares redeemed	215,044
Other accrued expenses	51,658
Audit and tax fees payable	17,509
Income distribution payable	14,133
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,510
Accounting and administration expenses payable to affiliates	351
Trustees’ fees and expenses payable	229
Legal fees payable to affiliates	182
Reports and statements to shareholders expenses payable to affiliates	2

Total liabilities	300,618

Total Net Assets	$91,041,209

Net Assets Consist of:
Paid-in capital	$90,680,517
Undistributed net investment income	727
Accumulated net realized gain on investments	174,331
Net unrealized appreciation of investments	185,634

Total Net Assets	$91,041,209

Net Asset Value
Class A:
Net assets	$7,963,439
Shares of beneficial interest outstanding, unlimited authorization, no par	793,442
Net asset value per share	$10.04
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.24

Class C:
Net assets	$8,341,470
Shares of beneficial interest outstanding, unlimited authorization, no par	831,078
Net asset value per share	$10.04

Class L:
Net assets	$74,402,572
Shares of beneficial interest outstanding, unlimited authorization, no par	7,412,866
Net asset value per share	$10.04

Institutional Class:
Net assets	$333,728
Shares of beneficial interest outstanding, unlimited authorization, no par	33,245
Net asset value per share	$10.04

[1]Investments, at cost	$90,841,964

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Investments Ultrashort Fund	Six months ended September 30, 2016 (Unaudited)

Investment Income:
Interest	$488,553

Expenses:
Management fees	141,261
Distribution expenses – Class A	8,326
Distribution expenses – Class C	45,071
Legal fees	79,401
Registration fees	51,094
Dividend disbursing and transfer agent fees and expenses	50,080
Reports and statements to shareholders expenses	24,433
Audit and tax fees	17,509
Accounting and administration expenses	14,956
Dues and services fees	4,218
Custodian fees	3,849
Trustees’ fees and expenses	2,283
Other	4,665

447,146
Less expenses waived	(204,778)
Less waived distribution expenses – Class A	(8,326)
Less waived distribution expenses – Class C	(45,071)
Less expense paid indirectly	(221)

Total operating expenses	188,750

Net Investment Income	299,803

Net Realized and Unrealized Gain:
Net realized gain on investments	130,133
Net change in unrealized appreciation (depreciation) of investments	16,541

Net Realized and Unrealized Gain	146,674

Net Increase in Net Assets Resulting from Operations	$446,477

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Six months
	ended
	9/30/16	Year ended
	(Unaudited)	3/31/16
Increase in Net Assets from Operations:
Net investment income	$299,803	$148,994
Net realized gain	130,133	45,656
Net change in unrealized appreciation (depreciation)	16,541	169,093

Net increase in net assets resulting from operations	446,477	363,743

Dividends and Distributions to Shareholders from:
Net investment income:
Class A*	(21,478)	(7,362)
Class C	(28,714)	(11,987)
Class L*	(248,450)	(129,757)
Institutional Class	(953)	(288)

	(299,595)	(149,394)

Capital Share Transactions**:
Proceeds from shares sold:
Class A*	7,405,574	3,892,557
Class C	687,761	9,487,356
Class L*	2,899	43,840,979
Institutional Class	99,266	396,270

Net asset value of shares issued upon reinvestment of dividends:
Class A*	20,351	6,292
Class C	25,307	9,623
Class L*	243,017	116,454
Institutional Class	824	251

Capital contribution from Advisor***:
Class A*	—	8,961
Class C	—	16,212
Class L*	—	305,752

	8,484,999	58,080,707

	Six months
	ended
	9/30/16	Year ended
	(Unaudited)	3/31/16
Capital Share Transactions** (continued):
Cost of shares redeemed:
Class A*	$(5,776,671)	$(2,934,654)
Class C	(2,312,843)	(8,070,529)
Class L*	(9,607,834)	(136,565,673)
Institutional Class	(69,616)	(94,427)

	(17,766,964)	(147,665,283)

Decrease in net assets derived from capital share transactions	(9,281,965)	(89,584,576)

Net Decrease in Net Assets	(9,135,083)	(89,370,227)

Net Assets:
Beginning of period	100,176,292	189,546,519

End of period	$91,041,209	$100,176,292

Undistributed net investment income	$727	$519

*In conjunction with the Fund’s conversion from a money market fund to an ultrashort, non-money market fund, Class A shares became Class L shares and Consultant Class shares became Class A shares.

**See “Notes to financial statements.”

***See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Capital contribution from Advisor

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The Class A shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve® Fund Consultant Class shares.

[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.

[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2016 and the year ended March 31, 2016.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
9/30/16[1]	Year ended

(Unaudited)	3/31/16[2,3]	3/31/15[2,3]	3/31/14[2,3]	3/31/13[2,3]	3/31/12[2,3]

$10.020	$10.000	$10.000	$10.000	$10.000	$10.000

0.032	0.009	0.003	0.003	0.010	0.010
0.020	0.018	—	—	—	—
—	0.002	—	—	—	—

0.052	0.029	0.003	0.003	0.010	0.010

(0.032)	(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

(0.032)	(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

$10.040	$10.020	$10.000	$10.000	$10.000	$10.000

0.52%	0.32%	0.03%	0.03%	0.09%	0.06%

$7,963	$6,305	$5,319	$6,675	$7,200	$8,045
0.40%	0.19%	0.13%	0.15%	0.15%	0.16%
1.09%	1.03%	0.98%	0.97%	0.99%	1.00%
0.64%	0.14%	0.03%	0.03%	0.09%	0.06%
(0.05% )	(0.70% )	(0.82% )	(0.79% )	(0.75% )	(0.78% )
44%	123%	0%	0%	0%	0%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Capital contribution from Advisor

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The Class C shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve® Fund Class C shares.

[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.

[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2016 and the year ended March 31, 2016.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
9/30/16[1]	Year ended

(Unaudited)	3/31/16[2,3]	3/31/15[2,3]	3/31/14[2,3]	3/31/13[2,3]	3/31/12[2,3]

$10.020	$10.000	$10.000	$10.000	$10.000	$10.000

0.032	0.009	0.003	0.003	0.010	0.010
0.020	0.018	—	—	—	—
—	0.002	—	—	—	—

0.052	0.029	0.003	0.003	0.010	0.010

(0.032)	(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

(0.032)	(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

$10.040	$10.020	$10.000	$10.000	$10.000	$10.000

0.52%	0.32%	0.03%	0.03%	0.09%	0.06%

$8,341	$9,927	$8,463	$10,430	$9,544	$11,472
0.40%	0.19%	0.13%	0.15%	0.15%	0.16%
1.84%	1.78%	1.73%	1.69%	1.69%	1.70%
0.64%	0.14%	0.03%	0.03%	0.09%	0.06%
(0.80% )	(1.45% )	(1.57% )	(1.51% )	(1.45% )	(1.48% )
44%	123%	0%	0%	0%	0%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Capital contribution from Advisor

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.

[3]	The Class L shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve® Fund Class A shares.

[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2016 and the year ended March 31, 2016.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
9/30/16[1]	Year ended

(Unaudited)	3/31/16[2,3]	3/31/15[2,3]	3/31/14[2,3]	3/31/13[2,3]	3/31/12[2,3]

$10.020	$10.000	$10.000	$10.000	$10.000	$10.000

0.032	0.009	0.003	0.003	0.010	0.010
0.020	0.018	—	—	—	—
—	0.002	—	—	—	—

0.052	0.029	0.003	0.003	0.010	0.010

(0.032)	(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

(0.032)	(0.009)	(0.003)	(0.003)	(0.010)	(0.010)

$10.040	$10.020	$10.000	$10.000	$10.000	$10.000

0.52%	0.32%	0.03%	0.03%	0.09%	0.06%

$74,403	$83,641	$175,765	$224,475	$229,809	$258,416
0.40%	0.19%	0.13%	0.15%	0.15%	0.16%
0.84%	0.78%	0.73%	0.69%	0.69%	0.70%
0.64%	0.14%	0.03%	0.03%	0.09%	0.06%
0.20%	(0.45% )	(0.57% )	(0.51% )	(0.45% )	0.48%
44%	123%	0%	0%	0%	0%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/16[1] (Unaudited)	1/5/16[2] to 3/31/16

$10.020	$10.000

0.032	0.019
0.020	0.020

0.052	0.039

(0.032)	(0.019)

(0.032)	(0.019)

$10.040	$10.020

0.52%	0.39%

$334	$303
0.40%	0.40%
0.84%	0.74%
0.64%	0.36%
0.20%	0.02%
44%	123% [5]

Notes to financial statements
Delaware Investments Ultrashort Fund	September 30, 2016 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A (formerly Consultant Class), Class C, Class L (formerly Class A), and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first 12 months.

Following the close of business on Jan. 4, 2016, pursuant to a Plan of Reorganization (Reorganization), the Fund received all of the assets and liabilities of Delaware Cash Reserve® Fund (Portfolio). The shareholders of the Portfolio received Class A shares, Class C shares, and Class L shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Portfolio immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Portfolio as of the date of the Reorganization. For financial reporting purposes, the Portfolio’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights.

The investment objective of the Fund is to seek total return to the extent consistent with a relatively low volatility of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principals (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2013–March 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – This Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2016, the Fund earned $221 under this agreement.

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.30% on average daily net assets of the Fund.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2016 through Sept. 30, 2016.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended Sept. 30, 2016, the Fund was charged $2,218 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended Sept. 30, 2016, the Fund was charged $9,609 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. Class L and Institutional Class shares pay no 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A, and Class C shares from April. 1, 2016 through Sept. 30 2016.* were voluntary.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2016, the Fund was charged $1,060 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2016, DDLP earned $535 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2016, DDLP received gross CDSC commissions of $4,579 and $1,646 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

On July 9, 2015, DMC made a capital contribution of $305,752, $16,212, and $8,961 to the Fund’s Class A, Class C and Class L, respectively, in order to facilitate the conversion of the Fund from a money market fund to an ultrashort-term bond fund while avoiding any capital gain or loss being recognized by the Fund’s shareholders.

*The aggregate contractual waiver period covering this report is from Jan. 4, 2016 through July 29, 2017.

3. Investments

For the six months ended Sept. 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$28,735,643
Sales	31,517,320

At Sept. 30, 2016 the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$90,841,964

Aggregate unrealized appreciation of investments	$198,750
Aggregate unrealized depreciation of investments	(13,116)

Net unrealized appreciation of investments	$185,634

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 2

Certificates of Deposit	$13,004,328
Commercial Paper	16,081,182
Corporate Debt	29,280,067
Non-Agency Asset-Backed Securities	31,160,802
Sovereign Debt	1,501,219

Total Value of Securities	$91,027,598

During the six months ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/16	Year ended 3/31/16
Shares sold:
Class A	738,272	2,125,950
Class C	68,549	8,569,077
Class L	82	43,934,930
Institutional Class	9,895	39,625

Shares issued upon reinvestment of dividends and distributions:
Class A	2,031	2,051
Class C	2,523	3,453
Class L	24,224	58,838
Institutional Class	82	25

	845,658	54,733,949

Shares tendered from reverse stock split*
Class A	—	(4,711,240)
Class C	—	(10,335,021)
Class L	—	(88,334,181)

Shares redeemed:
Class A	(576,039)	(2,114,899)
Class C	(230,590)	(5,726,225)
Class L	(957,820)	(123,384,023)
Institutional Class	(6,942)	(9,440)

	(1,771,391)	(234,615,029)

Net decrease	(925,733)	(179,881,080)

* On Jan. 5, 2016, the Fund recorded a reverse stock split to shareholders of record on Jan. 4, 2016, which resulted in a reduction of shares.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated

Notes to financial statements

Delaware Investments Ultrashort Fund

5. Line of Credit (continued)

across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 7, 2016.

The Fund had no amounts outstanding as of Sept. 30, 2016, or at any time during the period then ended.

6. Credit and Market Risks

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Section 4(a)(2), Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2016, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Delaware Investments Ultrashort Fund investment advisory agreement

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Investments Ultrashort Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Board noted that the Delaware Investments Ultrashort Fund had converted from the Delaware Cash Reserve® Fund, a money market fund, to a non-money market ultrashort fixed income fund on Jan. 5, 2016. The Broadridge comparative peer performance data was provided for the period ended Jan. 31, 2016. The Board therefore concluded that because of the relative timing of the conversion and the peer performance data period, there was not yet sufficient peer data for a meaningful performance comparison.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The Board noted that the Delaware Investments Ultrashort Fund had converted from the Delaware Cash Reserve Fund, a money market fund, to a non-money market ultrashort fixed income fund on Jan. 5, 2016. The Broadridge comparative peer expense data was provided for the period ended Jan. 31, 2016. The Board therefore concluded that because of the relative timing of the conversion and the peer expense data period, there was not yet sufficient peer data for a meaningful expense comparison.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Delaware Investments Ultrashort Fund investment advisory agreement (continued)

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of May 31, 2016, the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments® Family of Funds. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted noaction relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware Investments Family of Funds will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2016